Financial instruments by category - Financial assets as per statement of financial position (Details) - Financial assets at amortised cost, class - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 9,933,994	$ 10,671,194
Trade and other receivables
Financial assets as per statement of financial position
Financial assets as per statement of financial position	7,844,681	6,256,738
Cash and cash equivalents
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 2,089,313	$ 4,414,456